TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2018
Disclosure of transactions between related parties [abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 26 TRANSACTIONS WITH RELATED PARTIES

Group companies

As per April 30, 2017, the Group consists of the Parent Company Oasmia Pharmaceutical AB, the Swedish subsidiaries Qdoxx Pharma AB and Oasmia Incentive AB (formerly Oasmia Animal Health AB), AdvaVet, Inc. (formerly Oasmia Pharmaceutical, Inc.) in the US Oasmia Pharmaceutical Asian Pacific, Ltd based in Hong Kong and Oasmia RUS, LLC based in Moscow, Russia. The subsidiaries are 100% except for Oasmia RUS, LLC which 80% owned, and thus under the control of the Parent Company. For further information on the Group, please refer to Note 27 Holdings in Group companies.

Intra-Group transactions

The following table shows the transactions during the year between the Parent Company and the Swedish subsidiaries and the opening and closing liabilities:

	Qdoxx Pharma		Oasmia Incentive
TSEK	MAY 1, 2017– APR 30, 2018	MAY 1, 2016– APR 30, 2017	MAY 1, 2017– APR 30, 2018	MAY 1, 2016– APR 30, 2017
Parent Company’s opening liabilities	62	99	1,601	204
Transactions during the year	(20)	(37)	1,140	1,397
Parent Company’s closing liabilities	42	62	2,741	1,601

The Parent Company made a shareholders’ cash contribution of TSEK 50 to Qdoxx during the year.

A shareholders’ contribution was also made to Oasmia Incentive AB during the year. This consisted of 5,543,182 warrants with a value of TSEK 1,485. These warrants have been resold by Oasmia Incentive AB to the Board and management of Oasmia Pharmaceutical AB (see also under “Transactions with key people in senior positions”.

Transactions between the Parent Company and AdvaVet, Inc, USA

The Parent Company paid a shareholders’ contribution of TUSD 17 during the year, which was reported in the Parent Company as Holdings in Group companies of TSEK 145, and also issued a loan of TUSD 70, of which TUSD 7 has been repaid. The net amount of TUSD 63, the Parent Company’s outstanding receivable at April 30, 2018, is reported as Receivables from Group companies of TSEK 545.

The Parent Company recharged expenses of TUSD 40 in total to AdvaVet during the year, corresponding to TSEK 325, which had been paid at April 30, 2018.

Transactions between the Parent Company and Oasmia Pharmaceutical Asia Pacific, Ltd, Hong Kong

The Parent Company made a shareholders’ contribution of THKD 87 to Oasmia Pharmaceutical Asia Pacific during the year. This was initially reported in the Parent Company as Holdings in Group companies of TSEK 97 but was written down by TSEK 47 to TSEK 50 at April 30, 2018. There were no dealings between the companies at April 30, 2018.

Transactions between the Parent Company and Oasmia RUS, Russia

The Russian subsidiary, which is 80 percent owned, was founded during the year. The Parent Company purchased services from this subsidiary for TEUR 60 during the year, which has been recorded as TSEK 591. There were no dealings between the two companies at April 30, 2018.

Transactions with key people in senior positions

In accordance with a resolution adopted at the Extraordinary General Meeting on June 2, 2017 concerning the issue of warrants, 5,543,182 warrants were issued and paid as a shareholders’ contribution to Oasmia Incentive (see above). These warrants were resold by Oasmia Incentive AB to Oasmia Pharmaceutical AB’s Board and senior management for between SEK 0.17 and SEK 0.22 per warrant, depending on the market value at the time of each individual issue. These warrants generated equity of TSEK 1,171 for Oasmia.

There were no other transactions with key persons.

Financial loan transactions with related parties

On April 30, 2018 there was a credit facility of TSEK 40,000 compared to TSEK 40,000 as if April 30, 2017, available to Oasmia from Alceco International S.A., the company’s second largest shareholder. If the facility is utilized the interest rate is 5%. This credit facility was completely unused at April 30, 2018, as was the case at April 30, 2017.

After the rights issue carried out in July 2017, Arwidsro Investment AB is Oasmia’s largest shareholder. In connection with the share issue Arwidsro guaranteed a certain amount and thus received a guarantee commission of TSEK 4,490. During the year Arwidsro also received 24,193,548 warrants with a carrying amount of TSEK 8,710 as compensation for a promise of credit.

Nexttobe, AB was Oasmia’s second largest shareholder up until October 31, 2016, with a shareholding of 18.3 percent. However, this shareholding was divested as of November 1, 2016, which means that the relationship with Nexttobe, AB is no longer a related party relationship.

Other transactions with related parties

Ardenia Investment Ltd, which is equally controlled by Oasmia’s founders Bo Cederstrand and Julian Aleksov, is registered as the applicant for and the holder of the underlying patents for Oasmia’s business. Pursuant to an agreement between Ardenia and Oasmia, the rights to these patents have been transferred to Oasmia. Ardenia re-charged for administrative expenses for these patents during the year. These invoices amounted to TSEK 1,524 in the financial year ending April 30, 2018 compared to TSEK 1,373 in the financial year ending April 30, 2017. New patent rights extending protection of XR17 by a further 8 years until 2036 were acquired during the year for TSEK 10,550. As per closing day April 30, 2018 Oasmia had unpaid invoices from Ardenia amounting to TSEK 0 compared to TSEK 721 as per April 30, 2017.